Share-based payments (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Share Based Payment Arrangements [Abstract]
Schedule of Movements in RSUs	Movements in RSUs during the years ended 31 December 2024 and 2023 are as follows:

	2024		2023
	RSUs	Weighted Average Fair Value	RSUs	Weighted Average Fair Value
Outstanding at 1 January	3,745,781	$7.04	6,979,482	$6.72
New grants during the period	673,425	$11.66	820,602	$8.79
Forfeited during the period	(589,482)	$7.98	(1,587,929)	$7.11
Vested during the period	(1,487,906)	$6.99	(2,466,374)	$6.67
Outstanding at 31 December	2,341,818	$8.17	3,745,781	$7.04

Schedule of Share-based Payment Expense
The Group recognized $7.6 million and $18.0 million of share-based payment expense during the years ended 31 December 2024 and 2023, respectively, as follows:

	2024	2023
Cost of product revenue	941	3,319
Research and development expenses	1,879	3,991
General and administrative expenses	4,806	10,723
	7,626	18,033